Leasing Activity, Lease Payments on Operating Leases Prior to Adoption of ASU 2016-02 - Leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019, operating leases, prior to adoption of ASU 2016-02	$ 1,174
2020, operating leases, prior to adoption of ASU 2016-02	1,056
2021, operating leases, prior to adoption of ASU 2016-02	880
2022, operating leases, prior to adoption of ASU 2016-02	713
2023, operating leases, prior to adoption of ASU 2016-02	577
Thereafter, operating leases, prior to adoption of ASU 2016-02	1,654
Total, operating leases, prior to adoption of ASU 2016-02	$ 6,054